Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 89,000	$ 314,000
Restricted cash (Note 22)	66,000	0
Trade and other receivables (Note 13)	756,000	933,000
Risk management assets (Note 14 and 15)	146,000	219,000
Inventory (Note 16)	242,000	219,000
Current assets	1,312,000	1,709,000
Restricted cash (Note 22)	0	30,000
Long-term portion of finance lease receivable (Note 8)	191,000	215,000
Property, plant and equipment (Note 17)	6,164,000	6,578,000
Goodwill (Note 18)	464,000	463,000
Intangible assets (Note 19)	373,000	364,000
Deferred income tax assets (Note 11)	28,000	24,000
Risk management assets (Note 14 and 15)	662,000	684,000
Other assets (Note 20)	234,000	237,000
Total assets	9,428,000	10,304,000
Liabilities
Accounts payable and accrued liabilities	497,000	595,000
Current portion of decommissioning and other provisions (Note 21)	70,000	67,000
Risk management liabilities (Note 14 and 15)	90,000	101,000
Income taxes payable	10,000	64,000
Dividends payable (Note 24 and 25)	58,000	34,000
Current portion of long-term debt and finance lease obligations (Note 22)	148,000	747,000
Current liabilities	873,000	1,608,000
Credit facilities, long-term debt, and finance lease obligations (Note 22)	3,119,000	2,960,000
Decommissioning and other provisions (Note 21)	386,000	403,000
Deferred income tax liabilities (Note 11)	501,000	549,000
Risk management liabilities (Note 14 and 15)	41,000	40,000
Contract liabilities (Note 5)	87,000	62,000
Defined benefit obligation and other long-term liabilities (Note 23)	287,000	297,000
Equity
Contributed surplus	11,000	10,000
Deficit	(1,496,000)	(1,209,000)
Accumulated other comprehensive income (Note 26)	481,000	489,000
Equity attributable to shareholders	2,997,000	3,326,000
Non-controlling interests (Note 12)	1,137,000	1,059,000
Total equity	4,134,000	4,385,000
Total liabilities and equity	9,428,000	10,304,000
Prepaid expenses	13,000	24,000
Gross carrying amount
Assets
Property, plant and equipment (Note 17)	13,202,000	12,973,000
Intangible assets (Note 19)	807,000	744,000
Liabilities
Accounts payable and accrued liabilities	497,000
Dividends payable (Note 24 and 25)	58,000
Accumulated depreciation
Assets
Property, plant and equipment (Note 17)	(7,038,000)	(6,395,000)
Intangible assets (Note 19)	434,000	380,000
Common shares
Equity
Issued capital (Note 24)	3,059,000	3,094,000
Preferred shares
Equity
Issued capital (Note 24)	$ 942,000	$ 942,000